UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Financial Advisory Group, Inc.
Address: 5599 San Felipe, Suite 900
         Houston, Texas 77056

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Curtis Holden
Title: Director of Investment Research
Phone: 713-627-7660

Signature, Place, and Date of Signing:

 Curtis Holden               Houston, Texas
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               48
                                                  -----------------------

Form 13F Information Table Value Total:            $ 137695.480X1000
(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

	COLUMN 1			COLUMN 2	  COLUMN 3	COLUMN 4	 COLUMN 5	  COLUMN 6   COLUMN 7	COLUMN 8
					TITLE OF			 VALUE		SHRS OR	SH/ PUT/ INVESTMENT  OTHER	VOTING AUTHORITY
NAME OF ISSUER		 		CLASS		  CUSIP		(X$1000)	PRN AMT	PRN CALL DISCRETION  MANAGERS	SOLE	SHARED	NONE
----------------------------------------------------------------------------------------------------------------------
3M COMPANY 				COM		  88579Y101	 346.205	    3746SH	  SOLE					  3746
AMAZON COM INC 				COM		  023135106	 204.219	     803SH	  SOLE					   803
AMERICAN ELECTRIC TECHS			COM		  025576109	 135.930	   29107SH	  SOLE					 29107
APPLE INC 				COM		  037833100	 999.331	    1498SH	  SOLE					  1498
BAXTER INTERNATIONAL INC 		COM		  071813109	 343.177	    5694SH	  SOLE					  5694
BOEING CO 				COM		  097023105	 465.000	    6682SH	  SOLE					  6682
CHEVRON CORPORATION 			COM		  166764100	 434.303	    3726SH	  SOLE					  3726
EMERSON ELECTRIC CO 			COM		  291011104	 285.517	    5915SH	  SOLE					  5915
EXXON MOBIL CORPORATION 		COM		  30231G102	3271.258	   35771SH	  SOLE					 35771
FREEPORT MCMORAN COPPER 		COM		  35671D857	 284.897	    7198SH	  SOLE					  7198
GENERAL ELECTRIC COMPANY 		COM		  369604103	 236.139	   10398SH	  SOLE					 10398
GOOGLE INC				CL A		  38259P508	 438.365	     581SH	  SOLE					   581
RYDEX ETF TRUST				GUG S&P500 EQ WT  78355W106	3158.508	   60531SH	  SOLE					 60531
HEWLETT-PACKARD COMPANY 		COM		  428236103	 204.584	   11992SH	  SOLE					 11992
HOME DEPOT INC 				COM		  437076102	 239.186	    3962SH	  SOLE					  3962
ISHARES TR				BARCLYS INTER CR  464288638	 306.433	    2750SH	  SOLE					  2750
ISHARES TR				BARCLYS MBS BD	  464288588	 207.404	    1900SH	  SOLE					  1900
ISHARES TR				BARCLYS 1-3YR CR  464288646	 742.435	    7020SH	  SOLE					  7020
ISHARES TR 				MSCI ACJPN IDX	  464288182	 421.556	    7493SH	  SOLE					  7493
ISHARES TR 				RUSSELL MIDCAP	  464287499	 978.144	    8832SH	  SOLE					  8832
JP MORGAN CHASE & CO			ALERIAN ML ETN	  46625H365    12610.405	  311830SH	  SOLE					311830
LOCKHEED MARTIN CORP 			COM		  539830109	 342.238	    3665SH	  SOLE					  3665
MARKET VECTORS ETF TR			AGRIBUS ETF	  57060U605	6399.328 	  123653SH	  SOLE					123563
MC DONALDS CORP 			COM		  580135101	 404.893	    4413SH	  SOLE					  4413
NAVIDEA BIOPHARMA 			COM		  63937X103	  27.500	   10000SH	  SOLE					 10000
NORFOLK SOUTHERN CORP 			COM		  655844108	 254.520	    4000SH	  SOLE					  4000
ORACLE CORPORATION 			COM		  68389X105	 496.533	   15783SH	  SOLE					 15783
PEPSICO INCORPORATED 			COM		  713448108	 875.142	   12366SH	  SOLE					 12366
POWERSHARES ETF TR II			S&P500 LOW VOL	  73937B779	5409.260	  192022SH	  SOLE					192022
POWERSHS QQQ TRUST SER 1 		UNIT SER 1	  73935A104	 873.445	   12738SH	  SOLE					 12738
PRECISION CASTPARTS CORP 		COM		  740189105	 408.350	    2500SH	  SOLE					  2500
PROCTER & GAMBLE 			COM		  742718109	 401.872	    5794SH	  SOLE					  5794
S P D R S&P 500 ETF TR EXPIRING 01/22/21TR UNIT		  78462F103    12616.091	   87630SH	  SOLE					 87630
SCHLUMBERGER LTD       F 		COM		  806857108	 337.275	    4663SH	  SOLE					  4663
SELECT SECTOR SPDR TR			SBI INT-ENERGY	  81369Y506	4217.439	   57427SH	  SOLE					 57427
SPDR DOW JONES INDL AVRG ETF		UT SER 1	  78467X109    38038.028	  283760SH	  SOLE					283760
SPDR GOLD TRUST				GOLD SHS	  78463V107	1450.923	    8441SH	  SOLE					  8441
SPDR SERIES TRUST			S&P DIVID ETF	  78464A763     6479.544	  111524SH	  SOLE					111524
SPDR S&P MIDCAP 400 ETF  TR		UTSER1 S&PDCRP	  78467Y107	12802.567	   71157SH	  SOLE					 71157
UNION PACIFIC CORP 			COM		  907818108      339.719	    2862SH	  SOLE					  2862
UNITED TECHNOLOGIES CORP 		COM		  913017109	 727.079	    9287SH	  SOLE					  9287
VANGUARD SPECIALIZED PORTFOL		DIV APP ETF	  921908844      495.344	    8300SH	  SOLE					  8300
VANGUARD INDEX FDS			GROWTH ETF	  922908736	7732.827	  106807SH	  SOLE					106807
VANGUARD INDEX FDS			LARGE CAP ETF	  922908637	7773.426 	  118335SH	  SOLE					118335
VANGUARD INTL EQUITY INDEX F		MSCI EMR MKT ETF  922042858	 792.680	   19000SH	  SOLE					 19000
VANGUARD SCOTTSDALE FDS			SHRT-TERM CORP	  92206C409	 514.122            6400SH	  SOLE					  6400
VANGUARD WORLD FDS			UTILITIES ETF	  92204A876	 452.284	    5800SH	  SOLE					  5800
WAL-MART STORES INC 			COM		  931142103	 720.067	    9757SH	  SOLE					  9757

TOTAL	$137695.480X1000


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